                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21586

                     First Trust Enhanced Equity Income Fund
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2010 (UNAUDITED)

  SHARES                         DESCRIPTION                           VALUE
---------   ----------------------------------------------------   -------------
COMMON STOCKS - 93.2%
            AEROSPACE & DEFENSE - 3.2%
   75,900   Honeywell International, Inc. (b)...................   $   3,335,046
   64,000   United Technologies Corp............................       4,558,720
                                                                   -------------
                                                                       7,893,766
                                                                   -------------
            AIR FREIGHT & LOGISTICS - 1.1%
   40,000   United Parcel Service, Inc., Class B ...............       2,667,600
                                                                   -------------
            BEVERAGES - 5.0%
   80,000   Coca-Cola (The) Co..................................       4,681,600
   34,800   Diageo PLC, ADR ....................................       2,401,548
   80,000   PepsiCo, Inc. (c)...................................       5,315,200
                                                                   -------------
                                                                      12,398,348
                                                                   -------------
            CAPITAL MARKETS - 4.0%
   56,300   Ameriprise Financial, Inc...........................       2,664,679
  295,000   Apollo Investment Corp. (b).........................       3,017,850
  160,000   Invesco, Ltd........................................       3,396,800
   35,000   Solar Capital, Ltd..................................         750,750
                                                                   -------------
                                                                       9,830,079
                                                                   -------------
            CHEMICALS - 4.8%
  100,000   Dow Chemical (The) Co. (b)..........................       2,746,000
   90,000   E.I. du Pont de Nemours & Co. (b)...................       4,015,800
   70,000   PPG Industries, Inc. (b)............................       5,096,000
                                                                   -------------
                                                                      11,857,800
                                                                   -------------
            COMMERCIAL SERVICES & SUPPLIES - 1.1%
   75,000   Waste Management, Inc. (b)..........................       2,680,500
                                                                   -------------
            COMMUNICATIONS EQUIPMENT - 2.2%
  245,200   Cisco Systems, Inc. (d).............................       5,369,880
                                                                   -------------
            COMPUTERS & PERIPHERALS - 4.9%
  130,000   Hewlett-Packard Co..................................       5,469,100
   50,000   International Business Machines Corp. (c)...........       6,707,000
                                                                   -------------
                                                                      12,176,100
                                                                   -------------
            DIVERSIFIED FINANCIAL SERVICES - 3.5%
  147,000   JPMorgan Chase & Co.................................       5,596,290
  110,000   NYSE Euronext.......................................       3,142,700
                                                                   -------------
                                                                       8,738,990
                                                                   -------------
            DIVERSIFIED TELECOMMUNICATION SERVICES - 2.8%
   62,100   AT&T, Inc...........................................       1,776,060
  113,005   Frontier Communications Corp........................         923,251
  130,000   Verizon Communications, Inc.........................       4,236,700
                                                                   -------------
                                                                       6,936,011
                                                                   -------------
            ELECTRIC UTILITIES - 0.9%
   60,000   Southern Co. (c)....................................       2,234,400
                                                                   -------------
            ELECTRICAL EQUIPMENT - 1.5%
   69,100   Emerson Electric Co.................................       3,638,806
                                                                   -------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

  SHARES                         DESCRIPTION                           VALUE
---------   ----------------------------------------------------   -------------
COMMON STOCKS - (CONTINUED)
            FOOD & STAPLES RETAILING - 1.8%
   75,000   CVS Caremark Corp...................................   $   2,360,250
   70,000   Sysco Corp..........................................       1,996,400
                                                                   -------------
                                                                       4,356,650
                                                                   -------------
            FOOD PRODUCTS - 0.6%
   50,000   Kraft Foods, Inc., Class A (b) .....................       1,543,000
                                                                   -------------
            HOTELS, RESTAURANTS & LEISURE - 2.0%
   60,000   Carnival Corp. (b)..................................       2,292,600
   35,000   McDonald's Corp. (c)................................       2,607,850
                                                                   -------------
                                                                       4,900,450
                                                                   -------------
            INDUSTRIAL CONGLOMERATES - 2.4%
   40,000   3M Co. (b)..........................................       3,468,400
  160,000   General Electric Co.................................       2,600,000
                                                                   -------------
                                                                       6,068,400
                                                                   -------------
            INSURANCE - 4.9%
   62,500   ACE Ltd.............................................       3,640,625
  120,000   Lincoln National Corp...............................       2,870,400
   85,000   MetLife, Inc........................................       3,268,250
   45,000   Prudential Financial, Inc...........................       2,438,100
                                                                   -------------
                                                                      12,217,375
                                                                   -------------
            IT SERVICES - 0.5%
   50,000   Paychex, Inc........................................       1,374,500
                                                                   -------------
            LEISURE EQUIPMENT & PRODUCTS - 1.0%
  110,000   Mattel, Inc.........................................       2,580,600
                                                                   -------------
            MACHINERY - 2.2%
   70,000   Caterpillar, Inc. (c)...............................       5,507,600
                                                                   -------------
            MARINE - 1.3%
   50,000   Nordic American Tanker Shipping, Ltd.. .............       1,338,000
  150,000   Seaspan Corp........................................       1,851,000
                                                                   -------------
                                                                       3,189,000
                                                                   -------------
            MEDIA - 1.4%
  200,000   Regal Entertainment Group, Class A .................       2,624,000
   25,500   Walt Disney (The) Co................................         844,305
                                                                   -------------
                                                                       3,468,305
                                                                   -------------
            MULTILINE RETAIL - 3.4%
  120,000   J.C. Penney Co., Inc................................       3,261,600
   95,000   Target Corp.........................................       5,076,800
                                                                   -------------
                                                                       8,338,400
                                                                   -------------
            OIL, GAS & CONSUMABLE FUELS - 8.0%
   40,000   Chevron Corp........................................       3,242,000
  120,000   Exxon Mobil Corp....................................       7,414,800
  115,000   Occidental Petroleum Corp...........................       9,004,500
                                                                   -------------
                                                                      19,661,300
                                                                   -------------
            PAPER & FOREST PRODUCTS - 0.9%
  100,000   International Paper Co. (b).........................       2,175,000
                                                                   -------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

  SHARES                         DESCRIPTION                           VALUE
---------   ----------------------------------------------------   -------------
COMMON STOCKS - (CONTINUED)
            PERSONAL PRODUCTS - 1.6%
  120,000   Avon Products, Inc..................................   $   3,853,200
                                                                   -------------
            PHARMACEUTICALS - 8.8%
   95,000   Abbott Laboratories (b).............................       4,962,800
  290,000   Bristol-Myers Squibb Co. (b) .......................       7,861,900
  100,000   Merck & Co., Inc....................................       3,681,000
  300,000   Pfizer, Inc.........................................       5,151,000
                                                                   -------------
                                                                      21,656,700
                                                                   -------------
            REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.1%
  184,300   Annaly Capital Management, Inc......................       3,243,680
  250,000   MFA Mortgage Investments, Inc.......................       1,907,500
                                                                   -------------
                                                                       5,151,180
                                                                   -------------
            RETAIL - 0.8%
   97,000   Staples, Inc........................................       2,029,240
                                                                   -------------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.1%
  457,300   Intel Corp..........................................       8,793,879
  200,000   Microchip Technology, Inc. (b)......................       6,290,000
                                                                   -------------
                                                                      15,083,879
                                                                   -------------
            SOFTWARE - 2.0%
  200,000   Microsoft Corp......................................       4,898,000
                                                                   -------------
            SPECIALTY RETAIL - 2.2%
   65,000   Best Buy Co., Inc. (c)..............................       2,653,950
  100,000   Limited Brands, Inc. (b)............................       2,678,000
                                                                   -------------
                                                                       5,331,950
                                                                   -------------
            TOBACCO - 2.7%
  160,000   Altria Group, Inc...................................       3,843,200
   50,000   Philip Morris International, Inc....................       2,801,000
                                                                   -------------
                                                                       6,644,200
                                                                   -------------
            WATER UTILITIES - 0.7%
   74,200   American Water Works Co., Inc.......................       1,726,634
                                                                   -------------
            WIRELESS TELECOMMUNICATION SERVICES - 0.8%
   80,000   Vodafone Group PLC, ADR (b).........................       1,984,800
                                                                   -------------
            TOTAL COMMON STOCKS
            (Cost $238,878,211).................................     230,162,643
                                                                   -------------

 SHARES/
  UNITS                           DESCRIPTION                          VALUE
---------   ----------------------------------------------------   -------------
MASTER LIMITED PARTNERSHIPS - 4.5%
            OIL, GAS & CONSUMABLE FUELS - 4.5%
   80,000   Copano Energy, LLC .................................       2,192,800
   90,000   Energy Transfer Partners, L.P.. ....................       4,345,200
   40,000   Enterprise Products Partners, L.P...................       1,586,800
   60,000   Magellan Midstream Partners, L.P....................       3,087,000
                                                                   -------------
            TOTAL MASTER LIMITED PARTNERSHIPS
            (Cost $7,346,613) ..................................      11,211,800
                                                                   -------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

 SHARES/
  UNITS                           DESCRIPTION                          VALUE
---------   ----------------------------------------------------   -------------
EXCHANGE-TRADED FUNDS - 2.5%
            CAPITAL MARKETS - 2.5%
  264,200   SPDR KBW Bank ETF (b)...............................   $   6,063,390
                                                                   -------------
            TOTAL EXCHANGE-TRADED FUNDS
            (Cost $3,925,808)...................................       6,063,390
                                                                   -------------
            TOTAL INVESTMENTS - 100.2%
            (Cost $250,150,632) (e).............................     247,437,833
                                                                   -------------

NUMBER OF
CONTRACTS                          DESCRIPTION                         VALUE
---------   ----------------------------------------------------   -------------
CALL OPTIONS WRITTEN - (0.6%)
            3M Co. Call
      200   @ 90 due Oct 10 ....................................          (6,800)
                                                                   -------------
            Abbott Laboratories Call
      500   @ 52.5 due Oct 10 ..................................         (23,000)
                                                                   -------------
            Apollo Investment Corp. Call
      251   @ 11 due Oct 10 ....................................          (2,510)
                                                                   -------------
            Best Buy Co., Inc. Calls
      250   @ 40 due Oct 10 ....................................         (35,750)
      400   @ 41 due Oct 10 ....................................         (33,200)
                                                                   -------------
                                                                         (68,950)
                                                                   -------------
            Bristol-Myers Squibb Co. Call
    1,000   @ 28 due Oct 10 ....................................         (12,000)
                                                                   -------------
            Carnival Corp. Call
      400   @ 38 due Oct 10 ....................................         (40,000)
                                                                   -------------
            Caterpillar, Inc. Call
      700   @ 80 due Oct 10 ....................................         (93,800)
                                                                   -------------
            Dow Chemical (The) Co. Call
      300   @ 28 due Oct 10 ....................................         (12,900)
                                                                   -------------
            E.I. du Pont de Nemours & Co. Call
      800   @ 45 due Oct 10 ....................................         (52,000)
                                                                   -------------
            Honeywell International, Inc. Calls
      150   @ 45 due Oct 10 ....................................          (7,950)
      300   @ 46 due Oct 10 ....................................          (6,900)
                                                                   -------------
                                                                         (14,850)
                                                                   -------------
            International Business Machines Corp. Call
      500   @ 140 due Oct 10 ...................................         (11,500)
                                                                   -------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

NUMBER OF
CONTRACTS                          DESCRIPTION                         VALUE
---------   ----------------------------------------------------   -------------
CALL OPTIONS WRITTEN - (CONTINUED)
            International Paper Co. Calls
      150   @ 23 due Oct 10 ....................................   $      (3,450)
      350   @ 24 due Oct 10 ....................................          (2,800)
                                                                   -------------
                                                                          (6,250)
                                                                   -------------
            Kraft Foods, Inc., Class A Call
      300   @ 32 due Oct 10 ....................................          (2,100)
                                                                   -------------
            Limited Brands, Inc. Calls
      400   @ 28 due Oct 10 ....................................         (12,000)
      400   @ 29 due Oct 10 ....................................          (4,000)
                                                                   -------------
                                                                         (16,000)
                                                                   -------------
            McDonald's Corp. Call
      350   @ 75 due Oct 10 ....................................         (22,050)
                                                                   -------------
            Microchip Technology, Inc. Call
      500   @ 32 due Oct 10 ....................................         (17,500)
                                                                   -------------
            PepsiCo, Inc. Call
      800   @ 67.5 due Oct 10 ..................................         (42,400)
                                                                   -------------
            PPG Industries, Inc. Call
      400   @ 75 due Oct 10 ....................................         (22,000)
                                                                   -------------
            S&P 500 Index Call (f)
      890   @ 1150 due Oct 10 ..................................      (1,107,000)
                                                                   -------------
            Southern Co. Call
      600   @ 38 due Oct 10 ....................................          (6,600)
                                                                   -------------
            SPDR KBW Bank ETF Call
    1,000   @ 24 due Oct 10 ....................................         (15,000)
                                                                   -------------
            Vodafone Group PLC, ADR Call
      130   @ 25 due Oct 10 ....................................          (4,550)
                                                                   -------------
            Waste Management, Inc. Call
      250   @ 36 due Oct 10 ....................................          (8,750)
                                                                   -------------
            TOTAL CALL OPTIONS WRITTEN - (0.6)%
            (Premiums received $1,608,383) .....................      (1,608,510)
                                                                   -------------
            NET OTHER ASSETS AND LIABILITIES - 0.4% ............       1,061,561
                                                                   -------------
            NET ASSETS - 100.0% ................................   $ 246,890,884
                                                                   =============

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Call options were written on a portion of the common stock position and are fully covered by the common stock position.

(c) Call options were written on this entire common stock position and are fully covered by the common stock position.

(d)  Non-income producing security.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $20,058,689 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $22,771,488.

(f) Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options on individual equity securities held in the Fund's portfolio.

ADR  American Depositary Receipt

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                        ASSETS TABLE
                                  --------------------------------------------------------
                                                                  LEVEL 2       LEVEL 3
                                     TOTAL          LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                    VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                    9/30/2010       PRICES        INPUTS         INPUTS
                                  ------------   ------------   -----------   ------------
Common Stocks* ................   $230,162,643   $230,162,643       $--            $--
Master Limited Partnerships* ..     11,211,800     11,211,800        --             --
Exchange-Traded Funds* ........      6,063,390      6,063,390        --             --
                                  ------------   ------------       ---            ---
Total Investments .............   $247,437,833   $247,437,833       $--            $--
                                  ============   ============       ===            ===


                                                      LIABILITIES TABLE
                                  --------------------------------------------------------
                                                                  LEVEL 2       LEVEL 3
                                     TOTAL          LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                    VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                    9/30/2010       PRICES        INPUTS         INPUTS
                                  ------------   ------------   -----------   ------------
Call Options Written ..........   $(1,608,510)   $(1,608,510)       $--             $--
                                  ===========    ===========        ===             ===

*    See the Portfolio of Investments for industry breakdown.

                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                         SEPTEMBER 30, 2010 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Enhanced Equity Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities listed on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which they are principally traded, or if not traded, or no closing price is available, at the mean between the last bid and asked price. Over-the-counter options and futures contracts are valued at their closing bid prices.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     -    Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     -    Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

                    -    Quoted prices for similar securities in active markets.

                    - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                    - Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                    - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

     -    Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                         SEPTEMBER 30, 2010 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of September 30, 2010, is included with the Fund's Portfolio of Investments.

B. WRITTEN OPTIONS:

The Fund may write (sell) covered call options ("options") on all or a portion of the equity securities held in the Fund's portfolio and on securities indices as determined to be appropriate by Chartwell Investment Partners, L.P ("Chartwell" or the "Sub-Advisor"), consistent with the Fund's investment objective. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. Options on securities indices are designed to reflect price fluctuations in a group of securities or a segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. The Fund will not write (sell) "naked" or uncovered options. If certain equity securities held in the Fund's portfolio are not covered by a related call option on the individual equity security, securities index options may be written on all or a portion of such uncovered securities. By writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received, for writing (selling) the options, and to provide a partial hedge against a market decline in the underlying equity security. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the exercise price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying equity security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's exercise price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the Fund's covered call investment strategy depends on the ability of Chartwell to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the exercise price of the option, but has retained the risk of loss should the price of the underlying security decline. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. Over-the-Counter ("OTC") options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                         SEPTEMBER 30, 2010 (UNAUDITED)

The Fund may hold publicly-traded master limited partnerships ("MLPs") and real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the MLP or REIT to the extent of the cost basis of such MLP or REIT investments.

                           2. WRITTEN OPTION ACTIVITY

Written option activity for the nine months ended September 30, 2010 was as follows:

                                                 NUMBER
                                                   OF
WRITTEN OPTIONS                                 CONTRACTS     PREMIUMS
---------------                                 ---------   -----------
Options outstanding at December 31, 2009 ....     24,445    $ 2,227,651
Options written .............................    190,123     17,705,946
Options expired. ............................   (104,962)    (9,024,771)
Options exercised ...........................    (11,997)      (655,873)
Options closed ..............................    (85,338)    (8,644,570)
                                                --------    -----------
Options outstanding at September 30, 2010....     12,271    $ 1,608,383
                                                ========    ===========

                               3. SUBSEQUENT EVENT

On October 12, 2010, First Trust announced that James A. Bowen, its President, acquired 100% of the voting stock of The Charger Corporation, the general partner of First Trust (the "Transaction"). First Trust is a limited partnership with one limited partner and one general partner (The Charger Corporation). The Transaction is not expected to impact the day-to-day operations of the Fund. The consummation of the Transaction is deemed to be an "assignment" (as defined in the 1940 Act) of the Fund's investment management agreement and investment sub-advisory agreement and resulted in the automatic termination of the agreements.

The Board of Trustees of the Fund has approved an interim investment management agreement with First Trust and an interim investment sub-advisory agreement with Chartwell, which were entered into effective upon the closing of the Transaction and will be in effect for a maximum period of 150 days. A new investment management agreement with First Trust and a new investment sub-advisory agreement with Chartwell has been approved by the Board of Trustees of the Fund and will be submitted to shareholders of the Fund as of the record date (September 30, 2010) for approval and will take effect upon such shareholder approval. A special shareholder meeting of the Fund to vote on a proposal to approve the new investment management and the new investment sub-advisory agreement is expected to be held on December 6, 2010.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Enhanced Equity Income Fund


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date November 23, 2010


By (Signature and Title)* /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date November 23, 2010

* Print the name and title of each signing officer under his or her signature.